Consolidated Statements of Comprehensive Loss (Parentheticals) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Profit or loss [abstract]
Related party revenues	$ 0	$ 814,087	$ 2,854,869
Interest income on shareholder loans	$ 0	$ 6,841	$ 10,137